Business Segments Information (Tables)	12 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Results Of Operations By Business Segments

	Sales			Earnings			Total Assets
	2011	2012	2013	2011	2012	2013	2011	2012	2013
Process Management	$7,000	7,899	8,610	1,402	1,599	1,809	5,915	6,607	6,878
Industrial Automation	5,294	5,188	4,885	830	871	777	3,818	3,619	3,606
Network Power	6,811	6,399	6,155	756	624	554	7,945	7,212	6,603
Climate Technologies	3,995	3,766	3,876	709	668	716	2,229	2,260	2,245
Commercial &
Residential Solutions	1,837	1,877	1,865	375	396	404	1,271	1,155	1,153
	24,937	25,129	25,391	4,072	4,158	4,260	21,178	20,853	20,485
Differences in
accounting methods				231	226	221
Corporate and other (a)(b)				(449)	(1,045)	(1,067)	2,683	2,965	4,226
Sales eliminations/Interest	(715)	(717)	(722)	(223)	(224)	(218)
Total	$24,222	24,412	24,669	3,631	3,115	3,196	23,861	23,818	24,711

Business Segments Financial Information

	Intersegment Sales			Depreciation and Amortization			Capital Expenditures
	2011	2012	2013	2011	2012	2013	2011	2012	2013
Process Management	$7	13	6	198	198	201	194	228	276
Industrial Automation	640	619	631	148	138	145	138	134	124
Network Power	24	38	39	286	256	238	99	101	88
Climate Technologies	42	45	44	138	133	130	120	106	100
Commercial &
Residential Solutions	2	2	2	57	53	53	35	46	40
Corporate and other				40	45	52	61	50	50
Total	$715	717	722	867	823	819	647	665	678

Financial Information By Geographic Area

	Sales by Destination			Property, Plant and Equipment
	2011	2012	2013	2011	2012	2013
United States and Canada	$10,773	10,980	10,964	1,869	1,918	1,969
Asia	5,636	5,790	5,888	583	592	518
Europe	5,271	4,946	4,841	714	689	772
Latin America	1,319	1,430	1,555	262	293	308
Middle East/Africa	1,223	1,266	1,421	9	17	38
Total	$24,222	24,412	24,669	3,437	3,509	3,605